IMPAIRMENT OF FIXED ASSETS (Detail Textuals) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Asset Impairment Charges [Abstract]
Impairment of fixed assets	$ 1,364	$ 0	$ 1,364	$ 0